Accounts Payable and Accrued Liabilities - Summary of Accounts Payable and Accrued Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accounts payable	$ 41,043	$ 16,213
Accrued compensation and related expenses	22,897	3,831
Accrued interest expense	21,072	4,588
Other	42,004	9,663
Accounts payable and accrued liabilities	$ 127,016	$ 34,295